Recent pronouncements	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
4.	Recent pronouncements:

On January 1, 2019, the Company adopted Accounting Standards Update No. (“ASU”) 2016-02, “Leases”, which requires lessees to recognize all leases, including operating leases, with a term greater than 12 months on the balance sheet, for the rights and obligations created by those leases. In July 2018, the FASB issued ASU 2018-11, “Leases”, which offers a transition option where companies can elect to apply the new guidance using a modified retrospective approach at the beginning of the year of adoption rather than to the earliest comparative period presented in the financial statements. The Company adopted the new leasing standard on January 1, 2019 using the modified retrospective approach and used the effective date as its date of initial application. A cumulative catch-up adjustment will not be required on the date of adoption. The Company also elected the package of practical expedients which permits the Company to not reassess under its prior conclusions about lease identification, lease classification and initial direct costs. On adoption, the Company expects to recognize additional operating liabilities of approximately $
2,680
, with corresponding right-of-use assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases, adjusted for unamortized lease inducements received of approximately $260. Leases with an initial term of less than 12 months will be expensed as incurred.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment”. ASU 2017-04 eliminates the need to determine the fair value of individual assets and liabilities of a reporting unit to measure the goodwill impairment. The goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company is evaluating the revised guidance to determine whether there will be any impact on its consolidated financial statements.